LITIGATION THREAT AGAINST THE COMPANY	12 Months Ended
Dec. 31, 2011
LITIGATION THREAT AGAINST THE COMPANY
25.	LITIGATION THREAT AGAINST THE COMPANY

In August 2004, through VanceInfo Beijing, a wholly owned subsidiary of the Company, the Company acquired the IT services business and related assets of Wensi Chuangyi and its subsidiaries, the predecessor of the Company. On December 3, 2007, Chris Chen, chairman and chief executive officer of the Company, and David Chen, chief operating officer of the Company received a letter from a law firm in California purporting to set forth a notice of claim on behalf of Mr. Jonathan Jianguo Jiang against Chris Chen, David Chen, the Company, and two subsidiaries of the Company and VanceInfo Creative Software Technology Ltd., or VanceInfo California, a dissolved California corporation controlled by Wensi Chuangyi. The letter alleges the following:

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Mr. Jiang is a shareholder of Octiga, Inc., or Octiga, a dissolved California corporation; Octiga owns more than a 40% interest in the joint venture, Beijing Heteng Software Technology Co., Ltd. (“Heteng”); and Heteng owns 100% of Wensi Chuangyi, the predecessor of the Company.

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Valuable (but unspecified) proprietary information owned by Wensi Chuangyi and/or its subsidiaries as well as all its employees were transferred to VanceInfo Beijing not in good faith and without adequate consideration to Heteng and its joint venture partners. This unspecified proprietary information allegedly has been utilized by VanceInfo California and continues to be used by a Delaware subsidiary of the Company.

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In connection with these transactions, Chris Chen was an officer, director, beneficial owner or in control of the relevant entities that caused the transfer to be executed not in good faith and without adequate consideration or the receiving entity that obtained the valuable proprietary information not in good faith and without adequate consideration, all in breach of his fiduciary responsibilities to Octiga, Heteng and their shareholders and/or joint venture partners.

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The letter also alleges that Mr. Jiang will be able to demonstrate the role and responsibility of various other parties in these alleged improper transactions, including Wensi Chuangyi and/or its subsidiaries, VanceInfo Beijing, VanceInfo California and other subsidiaries of the Company.

The letter states that Mr. Jiang is considering commencing litigation on all legal theories available to him as well as for the benefit of other investors in Heteng, including Long March Launch Vehicle Technology Co., Ltd., or Long March, to recover the value of the assets that were allegedly improperly transferred by Wensi Chuangyi and its subsidiaries to VanceInfo Beijing as well as other damages and costs. The Company believes that Long March owned a 70% equity interest in Heteng in August 2004.

In November 2010, Mr. Jiang filed an action naming the Company, its subsidiary VanceInfo Technologies Inc., a Delaware corporation, or VanceInfo US, and its executives Chris Shuning Chen and David Lifeng Chen as defendants in the Superior Court of California, County of San Mateo captioned Jonathan Jiang v. VanceInfo Technologies, et al., CIV 500979. An amended complaint filed on January 21, 2011 alleges:

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Mr. Jiang was a minority shareholder of Octiga, Inc., a dissolved California Corporation. Octiga, Inc. allegedly owned “more than 30% interest in a joint venture” in Heteng, a company incorporated in China.

•	Heteng owned 95% of Wensi Chuangyi.

•	Mr. Jiang owned 220,000 ordinary shares of Octiga, Inc. for which compensation was not appropriately provided.

•	The transfer of assets of Wensi Chuangyi from Heteng to VanceInfo Beijing occurred without proper compensation to Octiga, Inc.

On March 10, 2011, the Company filed a motion to quash service on it and a demurrer to the amended complaint on behalf of VanceInfo US. On June 28, 2011, the Superior Court of California judged that there was lack of personal jurisdiction for VanceInfo Technologies Inc. In order to avoid further distraction of management attention, our Chairman and Chief Executive Officer, Chris Shuning Chen, personally made a payment of $75 to settle this litigation. The Group has not made any contribution to such payment. The lawsuit was dismissed with prejudice on March 1, 2012. The Group made no admissions of liability as part of the settlement and continues to maintain that the August 2004 Transaction is lawful and in compliance with all applicable PRC laws and regulations.